Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of aggregate noncancelable future minimum payments
Remainder of 2022 as of March 31, 2022	$3,000
2023	7,000
2024	11,000
2025	14,000
2026	16,000
Thereafter	48,000
Total	$99,000

	Operating Lease	Financing Lease
Year Ending December 31:
2022	$3,544	$1,383
2023	3,543	189
2024	3,288	122
2025	962	11
2026	505	—
Thereafter	1,785	—
Total	13,627	1,705
Less: imputed interest	(1,735)	(112)
Present value of lease liabilities	11,892	1,593
Less: current portion	(3,281)	(1,301)
Lease liabilities, net of current portion	$8,611	$292